Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
Note 10.  Warrants

Warrants Issued to Investors

The warrants issued in the March 30, 2011 offering are considered financial liabilities due primarily to their anti-dilution protection provisions that allow for the automatic reset of the exercise price upon any future sale of common stock instruments at or below the current exercise price of the warrants. As such the warrants are required to be adjusted to fair value each reporting period and the change in fair value of the warrant liabilities is classified in other (expense)/income in the statement of operations. The warrants are classified as short-term warrant liabilities in the balance sheet.

The fair value of the warrants was determined using the Black-Scholes-Merton option-pricing model and the following weighted average assumptions were used:

	September 30, 2011	June 30, 2011	March 31, 2011
Stock Price	$1.34	$0.86	$1.58
Exercise Price	$2.56	$2.56	$2.56
Expected Volatility	101%	96%	94%
Expected Dividend Yield	None	None	None
Expected Term (in years)	5.0	5.3	5.5
Risk-free Interest Rate	0.38%	1.84%	2.26%

As of September 30, 2011, the value of the warrant liability was $1.6 million and the change in fair value during the three and nine months ended September 30, 2011 was a loss of $676,000 and a gain of $346,000, respectively.  The gain/(loss) was recorded as other (expense) income in the statement of operations.

The completion of the Share Subscription Agreement with Canon on July 22, 2011 resulted in a change in control.  As such, the company was obligated to pay warrant holders who requested redemption a total of $530,000 for warrants containing the change in control provision.

Warrant activity for the six months ended September 30, 2011 and 2010 is summarized as follows:

In thousands of dollars
	2011		2010
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Warrants	Price	Warrants	Price
Outstanding at January 1,	1,757,115	$4.61	1,757,115	$4.61
Issued	1,800,000	2.56	-	-
Expired	(50,000)	14.56	-	-
Warrant Redemption	(972,590)	3.28	-	-
Exercised	-	-	-	-
Outstanding at September 30,	2,534,525	$2.74	1,757,115	$4.61
Currently exercisable	2,534,525	$2.74	1,757,115	$4.61

The following table summarizes information about warrants outstanding at September 30, 2011:

	Warrants Outstanding and Exercisable
		Weighted
		Average	Weighted
		Remaining	Average
Range of		Contractual	Exercise
Exercise Prices	Warrants	Life (Years)	Price
$1.00 to $2.30	676,654	4.7	$2.30
$2.31 to $4.00	1,800,000	5.0	2.56
$4.01 to $13.50	57,871	0.2	13.50
	2,534,525	4.8

Of the 2,534,525 warrants that are outstanding, a total of 1,800,000 are classified as liability warrants.

12.	WARRANTS

Warrants — Warrant activity for the years ended December 31, 2010, 2009 and 2008 is summarized as follows:

In thousands of dollars

	2010		2009		2008
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Warrants	Price	Warrants	Price	Warrants	Price
Outstanding at beginning of year	1,757,115	$4.61	170,371	$16.60	285,427	$13.04
Issued	-	-	1,649,245	4.00	-	-
Expired	-	-	(62,500)	21.06	(15,000)	10.00
Exercised	-	-		-	(100,056)	7.52
Outstanding at end of year	1,757,115	$4.61	1,757,115	$4.60	170,371	$16.60
Currently exercisable	1,757,115	$4.61	1,757,115	$4.60	170,371	$16.60

The following table summarizes information about warrants outstanding at December 31, 2010:

	Warrants Outstanding and Exercisable
		Weighted
		Average	Weighted
		Remaining	Average
Range of		Contractual	Exercise
Exercise Prices	Warrants	Life (Years)	Price
$1.00 to $4.00	1,649,244	5.4	$4.00
$4.01 to $13.50	57,871	1.0	13.50
$13.50 to $14.56	50,000	0.6	14.56
	1,757,115	5.1	$4.61

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Except as noted below, the warrants were issued in conjunction with debt and equity offerings.  The warrants expire on various dates ranging to May 2016.

Warrants Issued to Investors

During the year ending December 31, 2009, 1,649,240 warrants were issued in connection with the May 28, 2009 common stock offering at a strike price of $4.00 per common share.  As a result, no intrinsic value existed at the issuance date.  The following assumptions were used to value the warrant cost of $4.6 million, recorded as additional paid in capital within the consolidated statement of stockholders' equity and comprehensive loss:  expected life of 7 years, volatility of 89.8%, annual rate of quarterly dividends of $0 and risk free interest rate of 1.86%.  All of these warrants are outstanding at December 31, 2010.

Warrants Issued in Payment of Services

The cost associated with warrants issued as payment for outside services is estimated on the date of issuance using the Black-Scholes-Merton option-pricing model.

During the year ending December 31, 2007, 200,000 warrants were issued in connection with the Joint Development and Equipment Purchase Agreement with AES Energy Storage, LLC and the related Warrant Issuance Agreement signed on July 20, 2007.  Pursuant to this agreement, an initial warrant to purchase 50,000 common shares of ours at $14.56 per share was issued.  Since the Initial Warrant did not become exercisable until December 31, 2007, the fair value of the warrants was estimated at the issuance date and adjusted using variable accounting until the final vesting date occurred.   Based on the following assumptions at the vesting date of expected life of 1.83 years, volatility of 43.7%, annual rate of quarterly dividends of $0 and the risk free interest rate of 3.5%, a total of $261,000 was recorded in stock compensation expense.  All of these warrants are outstanding at December 31, 2010.